Royalty Fees (Details Narrative) - The Arena Group Holdings Inc [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Unamortization of advance royalty	$ 15,000
Royalty fees		$ 11,250